Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 27, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Global Infrastructure Fund (formerly DWS RREEF Global Infrastructure Fund) and Deutsche Global Small Cap Fund (formerly DWS Global Small Cap Growth Fund and DWS Global Small Cap Growth Fund) (together, the “Funds”), each a series of Deutsche Global/International Fund, Inc. (formerly DWS Global/International Fund, Inc.) (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 121 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on August 22, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Ropes & Gray LLP